iShares®

iShares, Inc.

iShares Trust

iShares U.S. ETF Trust

Supplement dated December 11, 2023 (the “Supplement”) to the currently effective Prospectus and Statement of Additional Information (“SAI”)

for each of the funds listed in Appendix A (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

The following changes are expected to take place on or around January 22, 2024.

Change in the “Conflicts of Interest” section of each Fund’s Prospectus

The section of each Prospectus entitled “Conflicts of Interest” is amended to add the following paragraph after the fifth paragraph:

Under an ETF Services Agreement, the Fund has retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL will retain a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank, N.A. (“Citibank”) on the design and development of the ETF Services platform. Citibank may have, or from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.

Change in the “Conflicts of Interest” section of each Fund’s SAI

The section of each SAI entitled “Conflicts of Interest” is amended to add the following paragraph after the paragraph stating that “BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs”:

Under an ETF Services Agreement, certain Funds have retained BlackRock Investments, LLC, an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Funds (“ETF Services”). BRIL will retain a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank, N.A. (“Citibank”) on the design and development of the ETF Services platform. Citibank may have, or from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.

Change in the “Creation and Redemption of Creation Units” section of each Fund’s SAI

The section of the SAI entitled “Costs Associated with Creation Transactions” is deleted in its entirety and replaced with the following, although each SAI will reflect a “Standard Creation Transaction Fee” chart only for the SAI’s applicable Funds:

Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform the ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, an estimate of the creation transaction fee for a Creation Unit based on data as of December 1, 2023. The actual fee charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.

If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth each Fund’s estimated creation transaction fee based on data as of December 1, 2023 and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee*	Maximum Additional Charge**

iShares 0-3 Month Treasury Bond ETF	$315.00	3.0%

iShares 0-5 Year Investment Grade Corporate Bond ETF	$432.50	3.0%

iShares 10+ Year Investment Grade Corporate Bond ETF	$566.25	3.0%

iShares 10-20 Year Treasury Bond ETF	$317.50	3.0%

iShares 1-3 Year International Treasury Bond ETF	$442.50	3.0%

iShares 1-3 Year Treasury Bond ETF	$387.50	3.0%

iShares 1-5 Year Investment Grade Corporate Bond ETF	$527.50	3.0%

iShares 20+ Year Treasury Bond ETF	$336.25	3.0%

iShares 25+ Year Treasury STRIPS Bond ETF	$322.50	3.0%

iShares 3-7 Year Treasury Bond ETF	$368.75	3.0%

iShares 5-10 Year Investment Grade Corporate Bond ETF	$508.75	3.0%

iShares 7-10 Year Treasury Bond ETF	$318.75	3.0%

iShares Aaa - A Rated Corporate Bond ETF	$458.75	3.0%

iShares Agency Bond ETF	$312.50	3.0%

iShares BB Rated Corporate Bond ETF	$656.25	3.0%

iShares BBB Rated Corporate Bond ETF	$590.00	3.0%

iShares Broad USD High Yield Corporate Bond ETF	$727.50	3.0%

iShares Convertible Bond ETF	$246.25	3.0%

iShares Core 10+ Year USD Bond ETF	$532.50	3.0%

iShares Core 1-5 Year USD Bond ETF	$500.00	3.0%

iShares Core 5-10 Year USD Bond ETF	$445.00	3.0%

iShares Core U.S. Aggregate Bond ETF	$631.25	3.0%

iShares ESG Advanced High Yield Corporate Bond ETF	$450.00	3.0%

iShares ESG Advanced Investment Grade Corporate Bond ETF	$598.75	3.0%

iShares ESG Advanced Total USD Bond Market ETF	$665.00	3.0%

iShares ESG Aware 1-5 Year USD Corporate Bond ETF	$396.25	3.0%

iShares Government/Credit Bond ETF	$487.50	3.0%

iShares High Yield Bond Factor ETF	$281.25	3.0%

iShares iBonds 2024 Term High Yield and Income ETF	$403.75	3.0%

iShares iBonds 2025 Term High Yield and Income ETF	$502.50	3.0%

iShares iBonds 2026 Term High Yield and Income ETF	$523.75	3.0%

iShares iBonds 2027 Term High Yield and Income ETF	$368.75	3.0%

Fund	Standard Creation Transaction Fee*	Maximum Additional Charge**

iShares iBonds 2028 Term High Yield and Income ETF	$431.25	3.0%

iShares iBonds 2029 Term High Yield and Income ETF	$418.75	3.0%

iShares iBonds 2030 Term High Yield and Income ETF	$537.50	3.0%

iShares iBonds Dec 2024 Term Corporate ETF	$312.50	3.0%

iShares iBonds Dec 2024 Term Muni Bond ETF	$322.50	3.0%

iShares iBonds Dec 2024 Term Treasury ETF	$318.75	3.0%

iShares iBonds Dec 2025 Term Corporate ETF	$338.75	3.0%

iShares iBonds Dec 2025 Term Muni Bond ETF	$301.25	3.0%

iShares iBonds Dec 2025 Term Treasury ETF	$313.75	3.0%

iShares iBonds Dec 2026 Term Corporate ETF	$333.75	3.0%

iShares iBonds Dec 2026 Term Muni Bond ETF	$301.25	3.0%

iShares iBonds Dec 2026 Term Treasury ETF	$312.50	3.0%

iShares iBonds Dec 2027 Term Corporate ETF	$331.25	3.0%

iShares iBonds Dec 2027 Term Muni Bond ETF	$301.25	3.0%

iShares iBonds Dec 2027 Term Treasury ETF	$311.25	3.0%

iShares iBonds Dec 2028 Term Corporate ETF	$312.50	3.0%

iShares iBonds Dec 2028 Term Muni Bond ETF	$301.25	3.0%

iShares iBonds Dec 2028 Term Treasury ETF	$312.50	3.0%

iShares iBonds Dec 2029 Term Corporate ETF	$331.25	3.0%

iShares iBonds Dec 2029 Term Muni Bond ETF	$451.25	3.0%

iShares iBonds Dec 2029 Term Treasury ETF	$305.00	3.0%

iShares iBonds Dec 2030 Term Corporate ETF	$325.00	3.0%

iShares iBonds Dec 2030 Term Treasury ETF	$305.00	3.0%

iShares iBonds Dec 2031 Term Corporate ETF	$246.25	3.0%

iShares iBonds Dec 2031 Term Treasury ETF	$305.00	3.0%

iShares iBonds Dec 2032 Term Corporate ETF	$495.00	3.0%

iShares iBonds Dec 2032 Term Treasury ETF	$303.75	3.0%

iShares iBonds Dec 2033 Term Corporate ETF	$666.25	3.0%

iShares iBonds Dec 2033 Term Treasury ETF	$303.75	3.0%

iShares iBonds Oct 2024 Term TIPS ETF	$305.00	3.0%

iShares iBonds Oct 2025 Term TIPS ETF	$306.25	3.0%

iShares iBonds Oct 2026 Term TIPS ETF	$306.25	3.0%

iShares iBonds Oct 2027 Term TIPS ETF	$306.25	3.0%

iShares iBonds Oct 2028 Term TIPS ETF	$306.25	3.0%

iShares iBonds Oct 2029 Term TIPS ETF	$305.00	3.0%

iShares iBonds Oct 2030 Term TIPS ETF	$302.50	3.0%

Fund	Standard Creation Transaction Fee*	Maximum Additional Charge**

iShares iBonds Oct 2031 Term TIPS ETF	$302.50	3.0%

iShares iBonds Oct 2032 Term TIPS ETF	$303.75	3.0%

iShares iBonds Oct 2033 Term TIPS ETF	$302.50	3.0%

iShares iBoxx $ High Yield Corporate Bond ETF	$855.00	3.0%

iShares iBoxx $ Investment Grade Corporate Bond ETF	$587.50	3.0%

iShares Inflation Hedged High Yield Bond ETF	$301.25	3.0%

iShares Inflation Hedged U.S. Aggregate Bond ETF	$301.25	3.0%

iShares Interest Rate Hedged High Yield Bond ETF	$301.25	3.0%

iShares Interest Rate Hedged Long-Term Corporate Bond ETF	$301.25	3.0%

iShares Interest Rate Hedged U.S. Aggregate Bond ETF	$301.25	3.0%

iShares International High Yield Bond ETF	$386.75	3.0%

iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	$670.00	3.0%

iShares J.P. Morgan EM Local Currency Bond ETF	$505.75	3.0%

iShares J.P. Morgan USD Emerging Markets Bond ETF	$443.50	3.0%

iShares MBS ETF	$385.00	3.0%

iShares National Muni Bond ETF	$318.75	3.0%

iShares New York Muni Bond ETF	$301.25	3.0%

iShares TIPS Bond ETF	$356.25	3.0%

iShares U.S. Fixed Income Balanced Risk Factor ETF	$362.50	3.0%

iShares US & Intl High Yield Corp Bond ETF	$685.75	3.0%

iShares USD Bond Factor ETF	$556.25	3.0%

iShares USD Green Bond ETF	$511.80	3.0%

*	Estimated fees.
**	As a percentage of the net asset value per Creation Unit.

The section of the SAI entitled “Costs Associated with Redemption Transactions” is deleted in its entirety and replaced with the following, although each SAI will reflect a “Standard Redemption Transaction Fee” chart only for the SAI’s applicable Funds:

Costs Associated with Redemption Transactions. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody

Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth, for each Fund, an estimate of the redemption transaction fee for a Creation Unit based on data as of December 1, 2023. The actual fee charged to an Authorized Participant in connection with a redemption order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.

If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth each Fund’s estimated redemption transaction fee based on data as of December 1, 2023 and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee*	Maximum Additional Charge**

iShares 0-3 Month Treasury Bond ETF	$315.00	2.0%

iShares 0-5 Year Investment Grade Corporate Bond ETF	$432.50	2.0%

iShares 10+ Year Investment Grade Corporate Bond ETF	$566.25	2.0%

iShares 10-20 Year Treasury Bond ETF	$317.50	2.0%

iShares 1-3 Year International Treasury Bond ETF	$442.50	2.0%

iShares 1-3 Year Treasury Bond ETF	$387.50	2.0%

iShares 1-5 Year Investment Grade Corporate Bond ETF	$527.50	2.0%

iShares 20+ Year Treasury Bond ETF	$336.25	2.0%

iShares 25+ Year Treasury STRIPS Bond ETF	$322.50	2.0%

iShares 3-7 Year Treasury Bond ETF	$368.75	2.0%

iShares 5-10 Year Investment Grade Corporate Bond ETF	$508.75	2.0%

iShares 7-10 Year Treasury Bond ETF	$318.75	2.0%

iShares Aaa - A Rated Corporate Bond ETF	$458.75	2.0%

Fund	Standard Redemption Transaction Fee*	Maximum Additional Charge**

iShares Agency Bond ETF	$312.50	2.0%

iShares BB Rated Corporate Bond ETF	$656.25	2.0%

iShares BBB Rated Corporate Bond ETF	$590.00	2.0%

iShares Broad USD High Yield Corporate Bond ETF	$727.50	2.0%

iShares Convertible Bond ETF	$246.25	2.0%

iShares Core 10+ Year USD Bond ETF	$532.50	2.0%

iShares Core 1-5 Year USD Bond ETF	$500.00	2.0%

iShares Core 5-10 Year USD Bond ETF	$445.00	2.0%

iShares Core U.S. Aggregate Bond ETF	$631.25	2.0%

iShares ESG Advanced High Yield Corporate Bond ETF	$450.00	2.0%

iShares ESG Advanced Investment Grade Corporate Bond ETF	$598.75	2.0%

iShares ESG Advanced Total USD Bond Market ETF	$665.00	2.0%

iShares ESG Aware 1-5 Year USD Corporate Bond ETF	$396.25	2.0%

iShares Government/Credit Bond ETF	$487.50	2.0%

iShares High Yield Bond Factor ETF	$281.25	2.0%

iShares iBonds 2024 Term High Yield and Income ETF	$403.75	2.0%

iShares iBonds 2025 Term High Yield and Income ETF	$502.50	2.0%

iShares iBonds 2026 Term High Yield and Income ETF	$523.75	2.0%

iShares iBonds 2027 Term High Yield and Income ETF	$368.75	2.0%

iShares iBonds 2028 Term High Yield and Income ETF	$431.25	2.0%

iShares iBonds 2029 Term High Yield and Income ETF	$418.75	2.0%

iShares iBonds 2030 Term High Yield and Income ETF	$537.50	2.0%

iShares iBonds Dec 2024 Term Corporate ETF	$312.50	2.0%

iShares iBonds Dec 2024 Term Muni Bond ETF	$322.50	2.0%

iShares iBonds Dec 2024 Term Treasury ETF	$318.75	2.0%

iShares iBonds Dec 2025 Term Corporate ETF	$338.75	2.0%

iShares iBonds Dec 2025 Term Muni Bond ETF	$301.25	2.0%

iShares iBonds Dec 2025 Term Treasury ETF	$313.75	2.0%

iShares iBonds Dec 2026 Term Corporate ETF	$333.75	2.0%

iShares iBonds Dec 2026 Term Muni Bond ETF	$301.25	2.0%

iShares iBonds Dec 2026 Term Treasury ETF	$312.50	2.0%

iShares iBonds Dec 2027 Term Corporate ETF	$331.25	2.0%

iShares iBonds Dec 2027 Term Muni Bond ETF	$301.25	2.0%

iShares iBonds Dec 2027 Term Treasury ETF	$311.25	2.0%

iShares iBonds Dec 2028 Term Corporate ETF	$312.50	2.0%

Fund	Standard Redemption Transaction Fee*	Maximum Additional Charge**

iShares iBonds Dec 2028 Term Muni Bond ETF	$301.25	2.0%

iShares iBonds Dec 2028 Term Treasury ETF	$312.50	2.0%

iShares iBonds Dec 2029 Term Corporate ETF	$331.25	2.0%

iShares iBonds Dec 2029 Term Muni Bond ETF	$451.25	2.0%

iShares iBonds Dec 2029 Term Treasury ETF	$305.00	2.0%

iShares iBonds Dec 2030 Term Corporate ETF	$325.00	2.0%

iShares iBonds Dec 2030 Term Treasury ETF	$305.00	2.0%

iShares iBonds Dec 2031 Term Corporate ETF	$246.25	2.0%

iShares iBonds Dec 2031 Term Treasury ETF	$305.00	2.0%

iShares iBonds Dec 2032 Term Corporate ETF	$495.00	2.0%

iShares iBonds Dec 2032 Term Treasury ETF	$303.75	2.0%

iShares iBonds Dec 2033 Term Corporate ETF	$666.25	2.0%

iShares iBonds Dec 2033 Term Treasury ETF	$303.75	2.0%

iShares iBonds Oct 2024 Term TIPS ETF	$305.00	2.0%

iShares iBonds Oct 2025 Term TIPS ETF	$306.25	2.0%

iShares iBonds Oct 2026 Term TIPS ETF	$306.25	2.0%

iShares iBonds Oct 2027 Term TIPS ETF	$306.25	2.0%

iShares iBonds Oct 2028 Term TIPS ETF	$306.25	2.0%

iShares iBonds Oct 2029 Term TIPS ETF	$305.00	2.0%

iShares iBonds Oct 2030 Term TIPS ETF	$302.50	2.0%

iShares iBonds Oct 2031 Term TIPS ETF	$302.50	2.0%

iShares iBonds Oct 2032 Term TIPS ETF	$303.75	2.0%

iShares iBonds Oct 2033 Term TIPS ETF	$302.50	2.0%

iShares iBoxx $ High Yield Corporate Bond ETF	$855.00	2.0%

iShares iBoxx $ Investment Grade Corporate Bond ETF	$587.50	2.0%

iShares Inflation Hedged High Yield Bond ETF	$301.25	2.0%

iShares Inflation Hedged U.S. Aggregate Bond ETF	$301.25	2.0%

iShares Interest Rate Hedged High Yield Bond ETF	$301.25	2.0%

iShares Interest Rate Hedged Long-Term Corporate Bond ETF	$301.25	2.0%

iShares Interest Rate Hedged U.S. Aggregate Bond ETF	$301.25	2.0%

iShares International High Yield Bond ETF	$386.75	2.0%

iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	$670.00	2.0%

iShares J.P. Morgan EM Local Currency Bond ETF	$505.75	2.0%

iShares J.P. Morgan USD Emerging Markets Bond ETF	$443.50	2.0%

Fund	Standard Redemption Transaction Fee*	Maximum Additional Charge**

iShares MBS ETF	$385.00	2.0%

iShares National Muni Bond ETF	$318.75	2.0%

iShares New York Muni Bond ETF	$301.25	2.0%

iShares TIPS Bond ETF	$356.25	2.0%

iShares U.S. Fixed Income Balanced Risk Factor ETF	$362.50	2.0%

iShares US & Intl High Yield Corp Bond ETF	$685.75	2.0%

iShares USD Bond Factor ETF	$556.25	2.0%

iShares USD Green Bond ETF	$511.80	2.0%

*	Estimated fees.
**	As a percentage of the net asset value per Creation Unit.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

Appendix A

iShares 0-3 Month Treasury Bond ETF

iShares 0-5 Year Investment Grade Corporate Bond ETF

iShares 10+ Year Investment Grade Corporate Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 1-3 Year International Treasury Bond ETF

iShares 1-3 Year Treasury Bond ETF

iShares 1-5 Year Investment Grade Corporate Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares 25+ Year Treasury STRIPS Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 5-10 Year Investment Grade Corporate Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares Aaa - A Rated Corporate Bond ETF

iShares Agency Bond ETF

iShares BB Rated Corporate Bond ETF

iShares BBB Rated Corporate Bond ETF

iShares Broad USD High Yield Corporate Bond ETF

iShares Convertible Bond ETF

iShares Core 10+ Year USD Bond ETF

iShares Core 1-5 Year USD Bond ETF

iShares Core 5-10 Year USD Bond ETF

iShares Core U.S. Aggregate Bond ETF

iShares ESG Advanced High Yield Corporate Bond ETF

iShares ESG Advanced Investment Grade Corporate Bond ETF

iShares ESG Advanced Total USD Bond Market ETF

iShares ESG Aware 1-5 Year USD Corporate Bond ETF

iShares Government/Credit Bond ETF

iShares High Yield Bond Factor ETF

iShares iBonds 2024 Term High Yield and Income ETF

iShares iBonds 2025 Term High Yield and Income ETF

iShares iBonds 2026 Term High Yield and Income ETF

iShares iBonds 2027 Term High Yield and Income ETF

iShares iBonds 2028 Term High Yield and Income ETF

iShares iBonds 2029 Term High Yield and Income ETF

iShares iBonds 2030 Term High Yield and Income ETF

iShares iBonds Dec 2024 Term Corporate ETF

iShares iBonds Dec 2024 Term Muni Bond ETF

iShares iBonds Dec 2024 Term Treasury ETF

iShares iBonds Dec 2025 Term Corporate ETF

iShares iBonds Dec 2025 Term Muni Bond ETF

iShares iBonds Dec 2025 Term Treasury ETF

iShares iBonds Dec 2026 Term Corporate ETF

iShares iBonds Dec 2026 Term Muni Bond ETF

iShares iBonds Dec 2026 Term Treasury ETF

iShares iBonds Dec 2027 Term Corporate ETF

iShares iBonds Dec 2027 Term Muni Bond ETF

iShares iBonds Dec 2027 Term Treasury ETF

iShares iBonds Dec 2028 Term Corporate ETF

iShares iBonds Dec 2028 Term Muni Bond ETF

iShares iBonds Dec 2028 Term Treasury ETF

iShares iBonds Dec 2029 Term Corporate ETF

iShares iBonds Dec 2029 Term Muni Bond ETF

iShares iBonds Dec 2029 Term Treasury ETF

iShares iBonds Dec 2030 Term Corporate ETF

iShares iBonds Dec 2030 Term Treasury ETF

iShares iBonds Dec 2031 Term Corporate ETF

iShares iBonds Dec 2031 Term Treasury ETF

iShares iBonds Dec 2032 Term Corporate ETF

iShares iBonds Dec 2032 Term Treasury ETF

iShares iBonds Dec 2033 Term Corporate ETF

iShares iBonds Dec 2033 Term Treasury ETF

iShares iBonds Oct 2024 Term TIPS ETF

iShares iBonds Oct 2025 Term TIPS ETF

iShares iBonds Oct 2026 Term TIPS ETF

iShares iBonds Oct 2027 Term TIPS ETF

iShares iBonds Oct 2028 Term TIPS ETF

iShares iBonds Oct 2029 Term TIPS ETF

iShares iBonds Oct 2030 Term TIPS ETF

iShares iBonds Oct 2031 Term TIPS ETF

iShares iBonds Oct 2032 Term TIPS ETF

iShares iBonds Oct 2033 Term TIPS ETF

iShares iBoxx $ High Yield Corporate Bond ETF

iShares iBoxx $ Investment Grade Corporate Bond ETF

iShares Inflation Hedged High Yield Bond ETF

iShares Inflation Hedged U.S. Aggregate Bond ETF

iShares Interest Rate Hedged High Yield Bond ETF

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

iShares Interest Rate Hedged U.S. Aggregate Bond ETF

iShares International High Yield Bond ETF

iShares J.P. Morgan Broad USD Emerging Markets Bond ETF

iShares J.P. Morgan EM Local Currency Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares MBS ETF

iShares National Muni Bond ETF

iShares New York Muni Bond ETF

iShares TIPS Bond ETF

iShares U.S. Fixed Income Balanced Risk Factor ETF

iShares US & Intl High Yield Corp Bond ETF

iShares USD Bond Factor ETF

iShares USD Green Bond ETF

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-ESP2-1223

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